Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SUMMIT FUNDS, INC.
Entity Central Index Key	0000912028
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005547
Shareholder Report [Line Items]
Fund Name	Cash Reserves Fund
Trading Symbol	TSCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cash Reserves Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserves Fund	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 5,038,076,000
Holdings Count | Holding	207
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$5,038,076
Number of Portfolio Holdings	207

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Variable Rate Demand Notes	24.0%
U.S. Government Agency Repurchase Agreement	21.0
Certificate of Deposit	17.9
Financial Company Commercial Paper	15.4
Non-Financial Company Commercial Paper	9.5
Asset Backed Commercial Paper	5.4
Other Instruments	2.4
Other Asset Backed Securities	1.6
Insurance Company Funding Agreement	1.4
Short-Term and Other	1.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BNY Mellon	13.1%
Credit Agricole	5.9
Royal Bank of Canada	2.0
North Texas Higher Ed. Auth.	2.0
Australia & New Zealand Banking Group	2.0
BNP Paribas Securities	2.0
California PFA	2.0
Cook County	1.6
Alaska HFC, State Capital Project	1.6
Svenska Handelsbanken	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless